Business Combinations and Divestments - Amounts Determined at Acquisition (Details) Ft in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 EUR (€)	Oct. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	[1]	Oct. 09, 2023 EUR (€)	Jul. 07, 2023 EUR (€)	Jul. 07, 2023 CAD ($)	Dec. 31, 2022 EUR (€)	[1]	Oct. 09, 2022 EUR (€)	Jun. 15, 2022 EUR (€)	Jun. 15, 2022 USD ($)	Apr. 25, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CAD ($)	Feb. 01, 2021 EUR (€)	Feb. 01, 2021 HUF (Ft)
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment											€ 2,589,000	$ 2,739
Inventories											16,836,000	17,811
Total Assets											113,618,000	120,197
Total net assets acquired											83,366,000	88,193
Trade and other receivables											7,522,000	7,958
Cash and cash equivalents											2,987,000	3,160
Trade and other payables											(7,249,000)	(7,669)
Total liabilities and contingent liabilities											(30,252,000)	(32,004)
Other Intangible Assets											82,080,000	86,832
Other current assets											1,529,000	1,618
Other non-current assets											75,000	79
Other non current liabilities											(22,000)	(23)
Deferred tax liabilites											(22,981,000)	(24,312)
Total Liabilities	€ (12,798,216,000)		€ (13,478,408,000)					€ (13,253,455,000)
Saskatoon plasma center Inc
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment						€ 96,000	$ 138
Inventories						64,000	93
Total Assets						160,000	231
Total net assets acquired						160,000	231
Consideration						8,018,000	11,558
Albajuna Therapeutics, S.L. Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Total Assets					€ 675,000
Total net assets acquired					(1,794,000)
Non-current financial assets					165,000
Deferred tax assets					239,000
Trade and other receivables					185,000
Cash and cash equivalents					86,000
Non-current financial liabilities					(2,300,000)
Current financial liabilities					(164,000)
Trade and other payables					(5,000)
Total liabilities and contingent liabilities					€ (2,469,000)
Consideration										€ 1
Prometic Plasma Resources, Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment														€ 36,000	$ 51
Inventories														71,000	102
Total Assets														5,540,000	7,946
Total net assets acquired														4,933,000	7,075
Trade and other receivables														4,603,000	6,602
Cash and cash equivalents														32,000	46
Non-current financial liabilities														(32,000)	(46)
Current financial liabilities														(264,000)	(379)
Trade and other payables														(311,000)	(446)
Total liabilities and contingent liabilities														(607,000)	(871)
Other Intangible Assets														551,000	791
Rights of use														238,000	341
Other current assets														9,000	13
Consideration						€ 8,018,000	$ 11,558							€ 7,757,000	$ 11,127
Haema Plasma Kft. (Hungary)
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment																€ 1,301,000	Ft 478,222
Inventories																2,784,000	1,022,926
Total Assets																11,810,000	4,340,552
Total net assets acquired																2,209,000	812,371
Deferred tax assets																13,000	4,742
Trade and other receivables																357,000	131,821
Cash and cash equivalents																3,343,000	1,228,356
Non-current financial liabilities																(2,517,000)	(925,074)
Current financial liabilities																(4,281,000)	(1,573,216)
Trade and other payables																(2,100,000)	(771,861)
Total liabilities and contingent liabilities																(9,601,000)	(3,528,181)
Other Intangible Assets																37,000	13,620
Rights of use																3,421,000	1,257,286
Other current assets																252,000	92,769
Other non-current assets																302,000	110,810
Other current liabilities																(534,000)	(196,084)
Current provisions																(169,000)	Ft (61,946)
Consideration		€ 35,000,000														€ 35,000,000
Biotest AG
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment													€ 545,667,000
Inventories													259,316,000
Total Assets													2,269,773,000
Total net assets acquired													1,157,229,000
Deferred tax assets													9,109,000
Trade and other receivables													88,249,000
Cash and cash equivalents													94,662,000
Non-current financial liabilities													(182,761,000)
Current financial liabilities													(35,052,000)
Trade and other payables													(40,489,000)
Total liabilities and contingent liabilities													(1,112,544,000)
Other Intangible Assets													1,172,582,000
Rights of use													25,256,000
Other current assets													25,644,000
Other non-current assets													13,969,000
Contract Assets													35,319,000
Non-controlling interests													(356,386,000)
Non-current provisions													(120,298,000)
Other non current liabilities													(9,000)
Other current liabilities													(12,118,000)
Current provisions													(18,239,000)
Deferred tax liabilites													(347,192,000)
Consideration													€ 1,460,853,000
Access Biologicals LLC
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Total net assets acquired											(83,366,000)	(88,193)
Consideration											€ 182,960,000	$ 193,554

[1]	Restated figures (Note 2.d)